Financial risk management and financial instruments - Summary of Immediate Impact on Net Loss Before Tax (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Swedish krona (SEK)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income (loss) before tax	€ (14)	€ (16)
British pound (GBP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income (loss) before tax	(26)	(11)
U.S. dollar (USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income (loss) before tax	€ (31)	€ 70